Document and Entity Information	Sep. 10, 2019
Cover [Abstract]
Entity Registrant Name	INTREXON CORP
Amendment Flag	false
Entity Central Index Key	0001356090
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity Incorporation State Country Code	VA
Entity File Number	001-36042
Entity Tax Identification Number	26-0084895
Entity Address, Address Line One	20374 Seneca Meadows Parkway
Entity Address, City or Town	Germantown
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20876
City Area Code	(301)
Local Phone Number	556-9900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value per share
Trading Symbol	XON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false